New standards	12 Months Ended
Dec. 31, 2020
Disclosure of changes in accounting estimates [abstract]
New standards [Text Block]

4. New standards

New standards and interpretations adopted

(a) Amendment to IFRS 3 - Business Combinations

The amendment to IFRS 3 clarifies the definition of a business and includes an optional concentration test to determine whether an acquired set of activities and assets is a business. This amendment is in effect January 1, 2020 and will be applied prospectively to future acquisition transactions.

New standards and interpretations not yet adopted

(b) Amendment to IAS 16 - Property, Plant and Equipment

The amendments to IAS 16 prohibit deducting from the cost of property, plant and equipment the proceeds from selling items produced while bringing the assets to the location and condition necessary for them to be capable of operating in the manner intended by management. Instead, a company will recognize such sales proceeds and related cost in profit or loss. This amendment is in effect January 1, 2022 with early adoption permitted.

Hudbay intends to early adopt this amendment as of January 1, 2021 with retrospective application only to items of property, plant and equipment that were brought to the location and condition necessary for them to be capable of operating in the manner intended by management on or after January 1, 2020. The Company expects that the adoption of this amendment will impact the 2021 consolidated financial statements as it expects certain development projects to achieve commercial production in 2021, however, no restatement of prior periods is expected.

(c) Interest Rate Benchmark Reform - Phase II - Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 6

These amendments require companies to determine if there is a significant change in the basis of determining  contractual cash flows as a result of interest rate benchmark reform / IBOR reform. A company will be required to determine if the replacement of an existing interest rate benchmark with an alternative rate benchmark results in contractual cash flows that are significantly different for financial instruments, lease payments, insurance contracts and/or items that use hedge accounting. If IBOR reform result in a transition on an economically equivalent basis with no value transfer having occurred, the changes to the standard allow the contractual cash flow changes to be applied prospectively, similar to a change in a market rate. These amendments are in effect for periods beginning on or after January 1, 2021 with earlier application being permitted and with retrospective application required. An entity is not required to restate prior periods.

Hudbay does not believe the impact of these amendments will result in material changes to the consolidated financial statements.